Submission	Jun. 11, 2026
Submission [Line Items]
Central Index Key	0000854560
Registrant Name	GREAT SOUTHERN BANCORP, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES